EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS	12 Months Ended
Dec. 31, 2017
Disclosure Of Effective Interest Rate, Outstanding Mortgage Debt And Bank Loans [Abstract]
EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS
NOTE 15 - EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS

In July 2015, TORM completed the Corporate Restructuring. This resulted in a Term Facility Agreement and a Working Capital Facility of USD 75m both expiring in 2021. In 2017, TORM agreed on an additional Term Facility Agreement with a syndicate of four banks expiring in 2022. Furthermore, TORM has a debt facility with Danish Ship Finance, the tranches of which expire in 2021 and 2022, and a debt facility with ING expiring in 2024. In 2018, TORM will take delivery of four new LR2 tankers. The Export Import Bank of China (CEXIM) has committed funding of up to USD 115m in a 12-year facility to finance these newbuildings. In 2019, TORM will take delivery of four new MR and two new LR1 tankers. Danish Ship Finance has committed funding of up to USD 81m in a 7-year facility to finance the four MR newbuildings.

As of 31 December 2017, no drawdowns had been made on the Working Capital Facility, the CEXIM Facility or the new USD 81m DSF Facility.

Please refer to note 2 for further information on the Company's liquidity and capital resources and note 19 and 20 for further information on interest rate swaps and financial risks.

The table below shows the effective interest and the value of the outstanding mortgage debt and bank loans.

		2017			2016			2015
USDm	Fixed/ floating	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾	Maturity	Effective interest¹⁾	Carrying value²⁾
LOAN
DSF Facility 1 (USD)	Floating	2021	5.4%	74.3	2019	4.6%	109.4	2019	4,1%	125.7
TFA Facility 1 (USD)	Floating	2021	5.0%	400.8	2021	4.6%	470.0	2021	4.3%	548.9
DSF Facility 3 (USD)	Floating	2021	5.0%	56.5	2021	4.6%	62.2	2021	4,4%	66.6
DSF Facility 4 (USD)	Floating	2022	5.1%	26.8	2022	4.8%	30.0	2019	4,1%	26.0
TFA Facility 2 (USD)	Floating	2022	5.4%	115.0	N/A	N/A	-	N/A	N/A	-
ING (USD)	Floating	2024	4.6%	45.8	N/A	N/A	-	N/A	N/A	-
Weighted average effective interest rate			5.1%			4.6%			4.3%
Carrying value				719.1			671.6			767.2

Hereof non-current ²⁾				633.1			595.7			717.5
Hereof current ²⁾				86.0			75.9			49.7

¹⁾ Effective interest rate includes deferred and amortized bank fees.
²⁾ The carrying value of the Group's mortgage debt and bank loans is, due to their short-term nature of fixing of interest, approximate to fair value, and excludes amortized bank fees.